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                                  PACIFIC ONE

         Individual Flexible Premium Deferred Variable Annuity Contract

                    Issued by Pacific Life Insurance Company

                     Supplement dated December 17, 1999 to
                          Prospectus dated May 1, 1999
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                                               This supplement changes the Prospectus to reflect the following effective
                                               January 1, 2000:
                                               --------------------------------------------------------------------------------
Two New Variable Investment                    The two new Variable Investment Options are added to the list on page 1 of the
Options Are Available                          Prospectus.

 . Diversified Research
 . International Large-Cap
                                               --------------------------------------------------------------------------------
The Growth Variable Account Is                 As of October 1, 1999, the Growth Variable Account is available as an
Added as a Variable Investment                 additional Variable Investment Option. The Growth Variable Account invests in
Option                                         the Growth Portfolio of the Fund. References to the 17 Variable Investment
                                               Options or Subaccounts throughout the Prospectus are changed to refer to 20
                                               Variable Investment Options or Subaccounts.

                                               --------------------------------------------------------------------------------
The Names of Two Variable                      The Growth Variable Investment Option is now called the Small-Cap Equity
Investment Options Are Changed                 Variable Investment Option.

                                               The International Variable Investment Option is now called the International
                                               Value Variable Investment Option.

                                               These new names reflect the change in name of the underlying Portfolios of
                                               Pacific Select Fund. Throughout the Prospectus or supplement thereof, any reference to the Growth or International Portfolio, Subaccount or Variable
                                               Investment Option is changed to refer to the Small-Cap Equity or International
                                               Value Portfolio, Subaccount or Variable Investment Option, respectively.

                                               --------------------------------------------------------------------------------
An Overview of Pacific One                     The following is added to the chart under Fees and Expenses Paid by the Pacific
Is Amended                                     Select Fund:
                                               --------------------------------------------------------------------------------
                                               Portfolio                 Advisory Fee    Other Expenses    Total Expenses+
                                               --------------------------------------------------------------------------------
                                               Diversified Research*        0.90%            0.05%              0.95%
                                               International Large-Cap*     1.05%            0.15%              1.20%
                                               Small-Cap Equity             0.65%            0.05%              0.70%

                                               * Expenses are estimated. There were no actual advisory fees or other expenses for these Portfolios in 1998 because the Portfolios started on January 3,
                                                 2000. See page 7 of the Prospectus for information about expense caps through
                                                 December 31, 2000 for these Portfolios.

                                               + Effective January 1, 2000, the Fund will implement a brokerage enhancement
                                                 12b-1 plan, under which brokerage transactions may be placed with broker-
                                                 dealers in return for credits that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's Distributor may defray expenses which it would otherwise incur for distribution. If you assume the credits are a direct Fund expense, the expense would have no effect on Other Expenses shown above.

                                               The expenses for Equity Index in the chart under Fees and Expenses Paid by the
                                               Pacific Select Fund are replaced with the following:
                                               -------------------------------------------------------------------------------
                                               Portfolio                 Advisory Fee    Other Expenses    Total Expenses+
                                               -------------------------------------------------------------------------------
                                               Equity Index                 0.25%            0.05%              0.30%
                                                                                                                             1
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                                          The following is added to Examples:

                                          The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract, surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                                          These examples assume the following:

                                          . the Contract Value starts at $80,000

                                          . the Investment Options have an annual return of 5%

                                          . the Annual Fee is deducted even when the Contract Value goes over $100,000 and a waiver would normally apply.

                                          without rider reflects the expenses you would pay if you did not buy the optional Enhanced Guaranteed Minimum Death Benefit Rider.

                                          with rider reflects expenses you would pay if you bought the optional Enhanced
                                          Guaranteed Minimum Death Benefit Rider. These expenses depend on the age of the youngest Annuitant on the Contract Date.

                                          These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                                          --------------------------------------------------------------------------------
                                                                                          Expenses ($)
                                          --------------------------------------------------------------------------------
                                          Variable Account               1 yr           3 yr          5 yr           10 yr
                                          --------------------------------------------------------------------------------
                                          Diversified Research
                                          without rider                  24             75            128            273
                                          with rider: age 0-65           25             78            133            283
                                          with rider: age 66-75          27             84            143            302
                                          --------------------------------------------------------------------------------
                                          Small-Cap Equity
                                          without rider                  22             67            115            247
                                          with rider: age 0-65           23             70            120            257
                                          with rider: age 66-75          25             76            130            278
                                          --------------------------------------------------------------------------------
                                          International Large-Cap
                                          without rider                  27             75            140            297
                                          with rider: age 0-65           28             78            145            307
                                          with rider: age 66-75          30             84            155            326
                                          --------------------------------------------------------------------------------
                                          Equity Index
                                          without rider                  18             55             95            205
                                          with rider: age 0-65           19             58            100            216
                                          with rider: age 66-75          21             64            110            237
                                          --------------------------------------------------------------------------------
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The Following Portfolios Have New             Alliance Capital Management L.P. is the Portfolio Manager of the Emerging
Portfolio Managers                            Markets Portfolio.

                                              Mercury Asset Management US is the Portfolio Manager of the Equity Index and
                                              Small-Cap Index Portfolios.

                                              --------------------------------------------------------------------------------
Your Investment Options Is Amended            The chart on page 10 of the Prospectus is replaced with the chart on page 4 of this supplement.

                                              The second sentence under The Investment Adviser is replaced with the following:

                                              We and the Fund have retained other portfolio managers, supervised by us, for eighteen of the Portfolios.







                                                                                                                             3
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  THE FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ
CAREFULLY BEFORE INVESTING.

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                                                     Primary Investments
    Portfolio                  Objective             (under normal circumstances)   Portfolio Manager
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
 Aggressive Equity   Capital appreciation.           Equity securities of small     Alliance Capital
                                                     emerging-growth companies      Management L.P.
                                                     and medium-sized
                                                     companies.
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 Emerging Markets    Long-term growth of capital.    Equity securities of           Alliance Capital
                                                     companies that are located     Management L.P.
                                                     in countries generally
                                                     regarded as "emerging
                                                     market" countries.
---------------------------------------------------------------------------------------------------------
 Diversified Re-     Long-term growth of capital.    Equity securities of U.S.      Capital Guardian
 search                                              companies and securities       Trust Company
                                                     whose principal markets
                                                     are in the U.S.
---------------------------------------------------------------------------------------------------------
 Small-Cap Equity    Growth of capital.              Equity securities of           Capital Guardian
 (formerly called                                    smaller and medium-sized       Trust Company
 Growth)                                             companies.
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 International       Long-term growth of capital.    Equity securities of non-      Capital Guardian
 Large-Cap                                           U.S. companies and             Trust Company
                                                     securities whose principal
                                                     markets are outside of the
                                                     U.S.
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 Bond and Income     Total return and income         A wide range of fixed          Goldman Sachs
                     consistent with prudent         income securities with         Asset Management
                     investment management.          varying terms to maturity,
                                                     with an emphasis on long-
                                                     term bonds.
---------------------------------------------------------------------------------------------------------
 Equity              Capital appreciation.           Equity securities of large     Goldman Sachs
                     Current income is of            U.S. growth-oriented           Asset Management
                     secondary importance.           companies.
---------------------------------------------------------------------------------------------------------
 Multi-Strategy      High total return.              A mix of equity and fixed      J.P. Morgan
                                                     income securities.             Investment Management
                                                                                    Inc.
---------------------------------------------------------------------------------------------------------
 Equity Income       Long-term growth of capital     Equity securities of large     J.P. Morgan
                     and income.                     and medium-sized dividend-     Investment Management
                                                     paying U.S. companies.         Inc.
---------------------------------------------------------------------------------------------------------
 Growth LT           Long-term growth of capital     Equity securities of a         Janus Capital
                     consistent with the             large number of companies      Corporation
                     preservation of capital.        of any size.
---------------------------------------------------------------------------------------------------------
 Mid-Cap Value       Capital appreciation.           Equity securities of           Lazard Asset
                                                     medium-sized U.S.              Management
                                                     companies believed to be
                                                     undervalued.
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 Equity Index        Investment results that         Equity securities of           Mercury Asset
                     correspond to the total         companies that are             Management US
                     return of common stocks         included in the Standard &
                     publicly traded in the U.S.     Poor's 500 Composite Stock
                                                     Price Index.
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 Small-Cap Index     Investment results that         Equity securities of           Mercury Asset
                     correspond to the total         companies that are             Management US
                     return of an index of small     included in the Russell
                     capitalization companies.       2000 Small Stock Index.
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 REIT                Current income and long-term    Equity securities of real      Morgan Stanley Asset
                     capital appreciation.           estate investment trusts.      Management
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 International       Long-term capital               Equity securities of           Morgan Stanley Asset
 Value               appreciation primarily          companies of any size          Management
 (formerly called    through investment in equity    located in developed
 International)      securities of corporations      countries outside of the
                     domiciled in countries other    U.S.
                     than the United States.
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 Government          Maximize total return           Fixed income securities        Pacific Investment
 Securities          consistent with prudent         that are issued or             Management Company
                     investment management.          guaranteed by the U.S.
                                                     government, its agencies
                                                     or government-sponsored
                                                     enterprises.
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 Managed Bond        Maximize total return           Medium and high-quality        Pacific Investment
                     consistent with prudent         fixed income securities        Management Company
                     investment management.          with varying terms to
                                                     maturity.
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 Money Market        Current income consistent       Highest quality money          Pacific Life
                     with preservation of            market instruments
                     capital.                        believed to have limited
                                                     credit risk.
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 High Yield Bond     High level of current           Fixed income securities        Pacific Life
                     income.                         with lower and medium-
                                                     quality credit ratings and
                                                     intermediate to long terms
                                                     to maturity.
---------------------------------------------------------------------------------------------------------
 Large-Cap Value     Long-term growth of capital.    Equity securities of large     Salomon Brothers
                     Current income is of            U.S. companies.                Asset Management Inc
                     secondary importance.
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Form No. PS121799